RECOVERABLE TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recoverable taxes, amount	$ 69,116	$ 61,416
Change in recoverable taxes, amount	$ 10,089
Change in recoverable taxes, percentage	13.00%
COFINS [Member]
Recoverable taxes, amount	$ 42,222	37,341
Change in recoverable taxes, amount	$ 4,851
Change in recoverable taxes, percentage	13.00%
INSS [Member]
Recoverable taxes, amount	$ 30	341
Change in recoverable taxes, amount	$ (311)
Change in recoverable taxes, percentage	(91.00%)
IRPJ [Member]
Recoverable taxes, amount	$ 2,321	2,918
Change in recoverable taxes, amount	$ (597)
Change in recoverable taxes, percentage	(20.00%)
PIS [Member]
Recoverable taxes, amount	$ 9,167	8,114
Change in recoverable taxes, amount	$ 1,053
Change in recoverable taxes, percentage	13.00%
ICMS [Member]
Recoverable taxes, amount	$ 4,795	10,839
Change in recoverable taxes, amount	$ (6,044)
Change in recoverable taxes, percentage	(56.00%)
CSLL [Member]
Recoverable taxes, amount	$ 1,905	1,833
Change in recoverable taxes, amount	$ 72
Change in recoverable taxes, percentage	4.00%
Others [Member]
Recoverable taxes, amount	$ 8,676	$ 0
Change in recoverable taxes, amount	$ 8,676
Change in recoverable taxes, percentage	100.00%